Fair Value Measurements - Summary of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Earn-out liability	$ 0	$ 6
Fair Value, Recurring
Assets
Total assets	18,370	26,310
Liabilities
Earn-out liability		6
Total liabilities	40	46
Fair Value, Recurring | Private Placement Warrant Liability
Liabilities
Warrant liability	40	40
Fair Value, Recurring | Fair Value Inputs Level 1
Assets
Total assets	10,887	8,708
Liabilities
Total liabilities	0	0
Fair Value, Recurring | Fair Value Inputs Level 2
Assets
Total assets	7,483	17,602
Liabilities
Total liabilities	0	0
Fair Value, Recurring | Fair Value Inputs Level 3
Assets
Total assets	0	0
Liabilities
Earn-out liability		6
Total liabilities	40	46
Fair Value, Recurring | Fair Value Inputs Level 3 | Private Placement Warrant Liability
Liabilities
Warrant liability	40	40
Fair Value, Recurring | Money Market Funds
Assets
Money market funds	10,887	8,708
Fair Value, Recurring | Money Market Funds | Fair Value Inputs Level 1
Assets
Money market funds	10,887	8,708
Fair Value, Recurring | US Treasury Securities [Member]
Assets
U.S. Treasury securities	3,988
Fair Value, Recurring | US Treasury Securities [Member] | Fair Value Inputs Level 2
Assets
U.S. Treasury securities	3,988
Fair Value, Recurring | US Treasury Securities [Member] | Short-Term Investments [Member]
Assets
U.S. Treasury securities	3,495	17,602
Fair Value, Recurring | US Treasury Securities [Member] | Short-Term Investments [Member] | Fair Value Inputs Level 2
Assets
U.S. Treasury securities	$ 3,495	$ 17,602